Share-based compensation (Details 4) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Compensation Cost [Line Items]
Balance, Number	96,956	119,703
RSUs granted, Number	69,872	52,962
RSUs vested, Number	(95,622)	(57,003)
RSUs forfeited, Number	(22,718)	(18,706)
Balance, Number	48,488	96,956	119,703
Balance, Weighted average grant date fair value	$ 4.83	$ 6.95
RSUs granted, Weighted average grant date fair value	2.43	3.46
RSUs vested, Weighted average grant date fair value	4.73	7.59
RSUs forfeited, Weighted average grant date fair value	2.58	6.21
Balance, Weighted average grant date fair value	$ 2.63	$ 4.83	$ 6.95
Balance, Weighted average remaining contractual life (years)	2 years 6 months	1 year 8 months 5 days	1 year 8 months 16 days
Balance, Aggregate intrinsic value	$ 147	$ 334
RSUs granted, Aggregate intrinsic value	160	194
RSUs vested, Aggregate intrinsic value	202	174
Balance, Aggregate Intrinsic Value	$ 119	$ 147	$ 334